Short-Term Borrowings - Summary of Short-Term Borrowings (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Short-term borrowings	$ 11,796	$ 11,766
Federal Funds Purchased [Member]
Short-term Debt [Line Items]
Short-term borrowings	628	777
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term borrowings	1,575	1,430
Commercial Paper [Member]
Short-term Debt [Line Items]
Short-term borrowings	6,026	6,007
Other Short-Term Borrowings [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 3,567	$ 3,552